UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX 75206
(Address of principal executive offices) (Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2010 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	CONVERTIBLE BONDS – 14.90% (6)
	Data Processing and Outsourced Services – 4.26%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011	$569,000	$479,741

	Electrical Components and Equipment – 5.66%
$1,000,000	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1)	1,000,000	637,535

	Internet Software and Services – 3.11%
$500,000	iLinc Communications, Inc. 12% Maturity March 29, 2012	500,000	350,000

	Oil and Gas Exploration and Production -1.87%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	November 5, 2012	1,000,000	210,000
	Total Unaffiliated Convertible Bonds	$3,069,000	$1,677,276

	COMMON EQUITIES – 79.83% (3) (6)
	Advertising – 2.31%
100,000	SearchMedia Holdings Ltd (3) (5)	780,994	260,000

	Alternative Carriers - 0.41%
462,449	Geos Communications, Inc. (3)	760,952	46,245

	Application Software – 4.02%
228,647	SinoHub, Inc. (3) (5)	578,180	452,721

	Biotechnology – 2.97%
1,335,714	Hemobiotech (3)	1,360,117	333,929

	Business Process Outsourcing – 0.70%
18,349	Business Process Outsourcing, Ltd. (1) (3)	20,000	79,268

	Communications Equipment – 10.98%
200,000	COGO Group, Inc. (3) (5)	836,019	1,236,000

	Computer Programming Services – 2.09%
100,000	Kingtone Wirelessinfo Solution Holding (3)	400,000	235,000

	Consumer Electronics – 1.54%
166,667	Aurasound, Inc. (3)	1,000,000	173,334

	Consumer Finance – 4.74%
953,333	Global Axcess Corporation (3)	1,261,667	533,866

	Diversified Commercial and Professional Services – 11.93%
2,687,500	Murdoch Security & Investigations, Inc. (1) (3)	1,250,000	1,343,750

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2010 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Market Value
	COMMON EQUITIES (continued)
	Electronic Equipment and Instruments – 5.81%
58,500	Hollysys Automation Technologies Ltd (3) (5)	$498,557	$654,615

	Healthcare Equipment – 8.20%
427,500	Bovie Medical Corporation (3) (5)	780,172	923,400

	Healthcare Facilities – 7.22%
625,000	PHC, Inc. (3)	642,500	812,500

	Hotels, Resorts and Cruise Lines – 0.90%
100,000	Silverleaf Resorts, Inc. (3)	430,000	101,000

	Industrial Machinery – 2.19%
86,806	Duoyuan Digital Printing Technology (formerly Asian Financial) (3)	333,333	246,529

	Internet Software and Services – 5.67%
900,000	Points International, Ltd. (3)	492,000	639,000

	Oil and Gas Exploration and Production -0.15%
808,445	PetroHunter Energy Corporation (3)	101,056	16,977

	Packaged Food and Meats – 2.06%
49,650	SkyPeople Fruit Juice Inc. New (3)	148,950	232,362

	Pharmaceutical –1.36%
24,000	Skystar Bio-Pharmaceutical Company (3)	155,760	152,880

	Retail Drug Stores and Proprietary Stores –4.57%
100,000	China Jo-Jo Drugstores Inc. (3)	500,000	515,000
	Total Unaffiliated Common Equities	12,330,257	8,988,376

	TOTAL UNAFFILIATED INVESTMENTS	$15,399,257	$10,665,652

Based on cost for federal income tax purposes:

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$1,267,696
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	($6,001,300)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	($4,733,604)
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes	$15,399,257

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2010 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	OTHER SECURITIES – 0.90% (3)(6)
	CONVERTIBLE PREFERRED EQUITIES
	Business Process Outsourcing – 0.90%
1,685,887	BPO Management Services, Inc. Preferred B (2) (3)	$2,000,000	$101,153

	Security Systems - 0.004%
3,750	Integrated Security Systems, Inc. Preferred D (2) (3) (8)	75,000	469
	Total Affiliated Other Securities	2,075,000	101,622

	COMMON EQUITIES – 8.22% (3)(6)
	Managed Healthcare – 2.95%
369,436	Access Plans Inc. (2) (3)	2,206,493	332,492

	Security Systems – 4.90%
110,341,991	Integrated Security Systems, Inc. (2) (3) (8)	9,050,220	551,709

	Systems Software – 0.37%
40,429,354	CMSF Corp. (formerly CaminoSoft Corp.) (2) (3) (4) (8)	5,664,552	41,305
	Total Affiliated Common Equities	16,921,265	925,506

	MISCELLANEOUS SECURITIES – 0.001% (3) (7)
	Managed Healthcare – 0.001%
2,234	Options to buy @ $0.85 Access Plans Inc. (2) (3) (7)	0	112
	Total Affiliated Miscellaneous Securities	0	112

	TOTAL AFFILIATED INVESTMENTS	18,996,265	1,027,240
	TOTAL UNAFFILIATED INVESTMENTS	15,399,257	10,665,652
	TOTAL INVESTMENTS	$34,395,522	$11,692,892
	OTHER ASSETS AND LIABILITIES		(432,955)
	TOTAL NET ASSETS		$11,259,937

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2010 (unaudited)(continued)

INFORMATION REGARDING AFFILIATED/RESTRICTED SECURITIES (2)

					% of
	Date(s)	Cost at	Cost at	Fair Value	Net
Affiliated /Restricted Security	Acquired	6/30/10	9/30/10	9/30/10	Assets
Access Plans Inc. (2) (3)	8/31/01
Common Equity	to 3/31/10	$2,206,493	$ 2,206,493	$332,492	2.95%
Options to buy @ $0.85 Access Plans Inc. (2) (3) (7)	4/1/09	0	0	112.001
BPO Management Services, Inc.	6/12/07
Preferred B Equity (2) (3)	to 12/31/08	2,000,000	2,000,000	101,153	0.90
Total Affiliated /Restricted Securities		$4,206,493	$4,206,493	$433,757	3.85%

INFORMATION REGARDING CONTROLLED AFFILIATED/RESTRICTED SECURITIES (8)

					% of
	Date(s)	Cost at	Cost at	Fair Value	Net
Controlled Affiliated /Restricted Security (8)	Acquired	6/30/10	9/30/10	9/30/10	Assets
CMSF Corp. (2)(3)(4)(8)	9/23/94
Common Equity	to 9/29/10	$5,657,192	$5,664,552	$41,305	0.37%
Integrated Security Systems, Inc. (2) (3) (8)
Preferred D Equity	10/13/99	75,000	75,000	469	0.004
Integrated Security Systems, Inc. (2) (3) (8)	12/31/96
Common Equity	to 12/31/09	9,050,220	9,050,220	551,709	4.90
Total Controlled Affiliated /Restricted Securities		$14,772,145	$14,789,772	$593,483	5.27%

(1)	Securities in a privately owned company.
(2)	Affiliated securities due to the Fund’s having a director on issuer’s board and/or number of shares owned by the Fund.
(3)	Non-Income-Producing.
(4)
Purchased 735,973 shares of CMSF common at a cost of $7,360.  Security exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2010 the aggregate value of the restricted securities was $810, representing 0.0007% of net assets.  These shares were purchased in numerous transactions between July 10, 2010 and September 29, 2010.  These shares have discounts ranging from 0% to 19.1%.

(5)	These securities or a portion of these securities are pledged as collateral against margin loan.
(6)	Percentage is calculated as a percentage of net assets.
(7)
These options represent the ability to purchase 2,234 shares of common stock of Access Plans Inc. at $0.85 per shares.  These options were issued as compensation to Russell Cleveland for service as a Director of Access Plans Inc., Mr. Cleveland has assigned the options to RENN Global Entrepreneurs Fund, Inc. and disclaims any beneficial ownership.  These options expire 3 months after Mr. Cleveland’s resignation from the Board of Directors of Access Plans Inc.

(8)	Controlled due to voting power or the number of shares owned by the Fund

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2010 (unaudited)(continued)

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2010 (unaudited)

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective  August 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also established a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an assets or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1	-quoted prices in active markets for identical investments
Level 2	-other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of September 30, 2010:

September 30, 2010
Quoted Prices in Active Markets for
Identical Assets (Level 1)	$ 7,707,539

Significant Other Observable Inputs (Level 2)	$ 2,641,559

Significant Unobservable Inputs (Level 3)	$ 1,343,794

Total Investments	$ 11,692,892

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – June 30, 2010	$ 1,437,850
Market Action/Additional Purchase	$ (94,056)
Ending Balance – September 30, 2010	$ 1,343,794

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2010 (unaudited)(continued)

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)
Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 12, 2010

By:	/s/ Barbe Butschek
Barbe Butschek
Chief Financial Officer
Date:	November 12, 2010